Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 64,072	$ 52,695	$ 40,049
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,901	27,141	25,429
Provision for doubtful accounts receivable	2,430	2,256	1,121
Equity in earnings of unconsolidated investments	(9,674)	(8,993)	(8,679)
Distributions from unconsolidated investments	10,828	6,462	7,216
Recovery of assets in acquisition of healthcare centers		(3,563)
Gains on sale of marketable securities	(754)	(891)
Deferred income taxes	1,990	3,505	1,380
Stock-based compensation	2,751	321	1,134
Changes in operating assets and liabilities, net of the effect of acquisitions:
Restricted cash and cash equivalents	(7,830)	(2,509)	4,448
Accounts receivable	5,032	(15,817)	7,478
Income tax receivable	(3,779)	3,470	(3,470)
Inventories	434	(372)	(251)
Prepaid expenses and other assets	169	(166)	172
Trade accounts payable	(1,113)	(352)	(2,900)
Accrued payroll	2,008	5,205	(2,331)
Amounts due to third party payors	(860)	(891)	3,023
Other current liabilities and accrued risk reserves	(9,129)	(103)	4,411
Entrance fee deposits	(2,170)	(957)	94
Other noncurrent liabilities	(2,617)	(3,772)	6,826
Deferred income	(35)	(265)
Net cash provided by operating activities	80,654	62,404	85,150
Cash Flows From Investing Activities:
Additions to and acquisitions of property and equipment	(23,597)	(32,838)	(44,064)
Disposals of property and equipment	225	545	384
Acquisition of non-controlling interest in hospice business	(7,500)
Acquisition of homecare business		(14,342)
Investments in notes receivable	(650)		(8,326)
Collections of notes receivable	1,872	1,300	5,017
Decrease in restricted cash and cash equivalents	9,235	47,451	18,025
Purchases of marketable securities	(57,597)	(93,305)	(18,025)
Sale of marketable securities	46,266	43,849
Cash acquired in acquisition of facilities		989
Changes in cash fund in liquidation			7,804
Net cash used in investing activities	(31,746)	(46,351)	(39,185)
Cash Flows From Financing Activities:
Payments on debt			(50,502)
Tax benefit from stock-based compensation	(52)	154	1,566
Dividends paid to preferred stockholders	(8,671)	(8,673)	(8,673)
Dividends paid to common stockholders	(15,952)	(14,780)	(13,508)
Issuance of common shares	8,392	2,655	15,395
Repurchase of common shares		(5,944)
(Increase) decrease in deposits	(95)	21	206
Other		(30)	(460)
Net cash used in financing activities	(16,378)	(26,597)	(55,976)
Net Increase (Decrease) in Cash and Cash Equivalents	32,530	(10,544)	(10,011)
Cash and Cash Equivalents, Beginning of Period	28,478	39,022	49,033
Cash and Cash Equivalents, End of Period	61,008	28,478	39,022
Cash payments for interest	501	658	869
Cash payments for income taxes	40,798	22,969	21,585
Effective December 1, 2010, NHC acquired the assets and assumed certain liabilities of two 120-bed long-term health care centers. The consideration given was first mortgage bonds owned by us.
Real and personal property		(4,873)
Current assets acquired		(1,958)
Current liabilities acquired		1,623
First mortgage revenue bonds		1,645
Gain on recovery of assets		$ 3,563